CONDENSED CONSOLIDATING FINANCIAL STATEMENTS CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS (Details) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
	Apr. 16, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Net income				$ 47,349	$ 52,694
Depreciation and amortization		$ 7,091	$ 5,857	13,734	11,340
Amortization of loan fees and debt premium		396	377	759	793
Unit-based compensation expense				3,497	3,708
Equity in earnings of subsidiaries		0	0	0	0
Accounts receivable - affiliates				9,344	5,454
Accounts receivable				(1,077)	2,412
Prepaids and other current assets				242	(595)
Accounts payable - affiliates				(1,607)	7,051
Accounts payable and accrued liabilities				(5,326)	6,412
Amounts due to (from) related parties				0	0
Deferred revenue				(286)	277
Other assets and liabilities				1,302	1,109
Net cash provided by operating activities				65,327	88,437
Payments to Acquire Property, Plant, and Equipment					46,467
Expenditures for property, plant and equipment				7,671	46,467
Purchases of marketable securities				0	(75,036)
Maturities of marketable securities				0	115,060
Investment in subsidiaries				0	0
Net cash used in investing activities				(65,671)	(16,540)
Repayment of revolving credit facility				9,700	0
Distributions to unitholders				(46,611)	(40,998)
Contribution from parent				4,193	7,852
Distributions to TVPC members				(11,250)	(12,254)
Repayment of term loan				0	(39,664)
Payments of Financing Costs				271	0
Net cash used in financing activities				361	(85,064)
Net change in cash and cash equivalents				17	(13,167)
Cash and cash equivalents		19,681	51,054	19,681	51,054	$ 19,664	$ 64,221
Proceeds from Lines of Credit				64,000	0
Operating Segments [Member] | Subsidiary Issuer [Member]
Net income				47,349	52,694
Depreciation and amortization		0	0	0	0
Amortization of loan fees and debt premium		396	377	759	793
Unit-based compensation expense				3,497	3,708
Equity in earnings of subsidiaries		(40,284)	(39,965)	(78,501)	(77,977)
Accounts receivable - affiliates				0	29
Accounts receivable				0	0
Prepaids and other current assets				3	(644)
Accounts payable - affiliates				300	7,642
Accounts payable and accrued liabilities				(161)	2,284
Amounts due to (from) related parties				18,442	30,409
Deferred revenue				0	0
Other assets and liabilities				1,049	7
Net cash provided by operating activities				(9,361)	18,931
Payments to Acquire Property, Plant, and Equipment					0
Expenditures for property, plant and equipment				0
Purchases of marketable securities					(75,036)
Maturities of marketable securities					115,060
Investment in subsidiaries				(850)	(4,072)
Net cash used in investing activities				(850)	35,952
Repayment of revolving credit facility				9,700
Distributions to unitholders				(46,611)	(40,998)
Contribution from parent				0	0
Distributions to TVPC members				0	0
Repayment of term loan					(39,664)
Payments of Financing Costs				271
Net cash used in financing activities				7,418	(80,662)
Net change in cash and cash equivalents				(2,793)	(25,779)
Cash and cash equivalents		8,116	26,354	8,116	26,354	10,909	52,133
Proceeds from Lines of Credit				64,000
Operating Segments [Member] | Guarantor Subsidiaries [Member]
Net income				78,501	77,977
Depreciation and amortization		7,091	5,857	13,734	11,340
Amortization of loan fees and debt premium		0	0	0	0
Unit-based compensation expense				0	0
Equity in earnings of subsidiaries		0	0	0	0
Accounts receivable - affiliates				9,344	5,425
Accounts receivable				(1,077)	2,412
Prepaids and other current assets				239	49
Accounts payable - affiliates				(1,907)	(591)
Accounts payable and accrued liabilities				(5,165)	4,128
Amounts due to (from) related parties				(18,442)	(30,409)
Deferred revenue				(286)	277
Other assets and liabilities				253	1,102
Net cash provided by operating activities				74,688	69,506
Payments to Acquire Property, Plant, and Equipment					46,467
Expenditures for property, plant and equipment				7,671
Purchases of marketable securities					0
Maturities of marketable securities					0
Investment in subsidiaries				0	0
Net cash used in investing activities				(65,671)	(56,564)
Repayment of revolving credit facility				0
Distributions to unitholders				0	0
Contribution from parent				5,043	11,924
Distributions to TVPC members				(11,250)	(12,254)
Repayment of term loan					0
Payments of Financing Costs				0
Net cash used in financing activities				(6,207)	(330)
Net change in cash and cash equivalents				2,810	12,612
Cash and cash equivalents		11,565	24,700	11,565	24,700	8,755	12,088
Proceeds from Lines of Credit				0
Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Net income				0	0
Depreciation and amortization		0	0	0	0
Amortization of loan fees and debt premium		0	0	0	0
Unit-based compensation expense				0	0
Equity in earnings of subsidiaries		0	0	0	0
Accounts receivable - affiliates				0	0
Accounts receivable				0	0
Prepaids and other current assets				0	0
Accounts payable - affiliates				0	0
Accounts payable and accrued liabilities				0	0
Amounts due to (from) related parties				0	0
Deferred revenue				0	0
Other assets and liabilities				0	0
Net cash provided by operating activities				0	0
Payments to Acquire Property, Plant, and Equipment					0
Expenditures for property, plant and equipment				0
Purchases of marketable securities					0
Maturities of marketable securities					0
Investment in subsidiaries				0	0
Net cash used in investing activities				0	0
Repayment of revolving credit facility				0
Distributions to unitholders				0	0
Contribution from parent				0	0
Distributions to TVPC members				0	0
Repayment of term loan					0
Payments of Financing Costs				0
Net cash used in financing activities				0	0
Net change in cash and cash equivalents				0	0
Cash and cash equivalents		0	0	0	0	0	0
Proceeds from Lines of Credit				0
Consolidation, Eliminations [Member]
Net income				(78,501)	(77,977)
Depreciation and amortization		0	0	0	0
Amortization of loan fees and debt premium		0	0	0	0
Unit-based compensation expense				0	0
Equity in earnings of subsidiaries		40,284	39,965	78,501	77,977
Accounts receivable - affiliates				0	0
Accounts receivable				0	0
Prepaids and other current assets				0	0
Accounts payable - affiliates				0	0
Accounts payable and accrued liabilities				0	0
Amounts due to (from) related parties				0	0
Deferred revenue				0	0
Other assets and liabilities				0	0
Net cash provided by operating activities				0	0
Payments to Acquire Property, Plant, and Equipment					0
Expenditures for property, plant and equipment				0
Purchases of marketable securities					0
Maturities of marketable securities					0
Investment in subsidiaries				850	4,072
Net cash used in investing activities				850	4,072
Repayment of revolving credit facility				0
Distributions to unitholders				0	0
Contribution from parent				(850)	(4,072)
Distributions to TVPC members				0	0
Repayment of term loan					0
Payments of Financing Costs				0
Net cash used in financing activities				(850)	(4,072)
Net change in cash and cash equivalents				0	0
Cash and cash equivalents		$ 0	$ 0	0	0	$ 0	$ 0
Proceeds from Lines of Credit				0
Toledo Terminal Acquisition [Member]
Payments to Acquire Businesses, Gross					10,097
Toledo Terminal Acquisition [Member] | Operating Segments [Member] | Subsidiary Issuer [Member]
Payments to Acquire Businesses, Gross					0
Toledo Terminal Acquisition [Member] | Operating Segments [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Gross					10,097
Toledo Terminal Acquisition [Member] | Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Gross					0
Toledo Terminal Acquisition [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Gross					0
Knoxville Terminals Purchase [Member]
Payments to Acquire Businesses, Gross	$ 58,000			58,000	$ 0
Payments to Acquire Property, Plant, and Equipment	$ 58,000
Knoxville Terminals Purchase [Member] | Operating Segments [Member] | Subsidiary Issuer [Member]
Payments to Acquire Businesses, Gross				0
Knoxville Terminals Purchase [Member] | Operating Segments [Member] | Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Gross				58,000
Knoxville Terminals Purchase [Member] | Operating Segments [Member] | Non-Guarantor Subsidiaries [Member]
Payments to Acquire Businesses, Gross				0
Knoxville Terminals Purchase [Member] | Consolidation, Eliminations [Member]
Payments to Acquire Businesses, Gross				$ 0